Performance Management	Jun. 30, 2025
WisdomTree Floating Rate Treasury Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 3.24%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	1.41%	1Q/2024
Lowest Return	1.23%	3Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Floating Rate Treasury Digital Fund | WisdomTree Floating Rate Treasury Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	1.41%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	1.23%
Lowest Quarterly Return, Date	Sep. 30, 2024
WisdomTree Short-Term Treasury Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 3.84%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	2.82%	3Q/2024
Lowest Return	(0.46)%	2Q/2023

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.84%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	2.82%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(0.46%)
Lowest Quarterly Return, Date	Jun. 30, 2023
WisdomTree 3-7 Year Treasury Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 5.88%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	4.36%	3Q/2024
Lowest Return	(2.42)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree 3-7 Year Treasury Digital Fund | WisdomTree 3-7 Year Treasury Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.88%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	4.36%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(2.42%)
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree 7-10 Year Treasury Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 7.10%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.80%	3Q/2024
Lowest Return	(4.64)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree 7-10 Year Treasury Digital Fund | WisdomTree 7-10 Year Treasury Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	5.80%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(4.64%)
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree Long-Term Treasury Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 5.22%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.94%	3Q/2024
Lowest Return	(9.35)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Long-Term Treasury Digital Fund | WisdomTree Long-Term Treasury Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.22%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	7.94%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(9.35%)
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree TIPS Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 6.35%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	4.16%	3Q/2024
Lowest Return	(3.07)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree TIPS Digital Fund | WisdomTree TIPS Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.35%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	4.16%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(3.07%)
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree 500 Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 15.49%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	10.78%	1Q/2024
Lowest Return	3.33%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree 500 Digital Fund | WisdomTree 500 Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	15.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	10.78%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	3.33%
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree Technology and Innovation 100 Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 19.37%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	12.93%	1Q/2024
Lowest Return	3.16%	3Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	19.37%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	12.93%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	3.16%
Lowest Quarterly Return, Date	Sep. 30, 2024
WisdomTree Short-Duration Income Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market. Performance also is shown for the Bloomberg U.S. Short Aggregate Composite Index and Bloomberg U.S. Short Aggregate Enhanced Yield Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 5.04%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	3.46%	3Q/2024
Lowest Return	(0.31)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Short-Duration Income Digital Fund | WisdomTree Short-Duration Income Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.04%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	3.46%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(0.31%)
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree Siegel Global Equity Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the MSCI AC World Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI ACWI Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 14.38%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.04%	1Q/2024
Lowest Return	(2.54)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the MSCI AC World Index, a broad-based securities market index intended to represent the overall international equity market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Siegel Global Equity Digital Fund | WisdomTree Siegel Global Equity Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	14.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	7.04%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(2.54%)
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree Siegel Moderate Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the 60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 11.66%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.08%	3Q/2024
Lowest Return	(2.87)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Siegel Moderate Digital Fund | WisdomTree Siegel Moderate Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	11.66%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	6.08%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(2.87%)
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the 75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 12.22%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.98%	3Q/2024
Lowest Return	(2.49)%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Siegel Longevity Digital Fund | WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	12.22%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	5.98%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(2.49%)
Lowest Quarterly Return, Date	Dec. 31, 2024
WisdomTree Equity Premium Income Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund is new, it does not have a full calendar year of performance information. When the Fund has been in operation for a full calendar year, performance information will be shown. You can obtain updated performance information by accessing the information through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance One Year or Less [Text]	Because the Fund is new, it does not have a full calendar year of performance information.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Private Credit and Alternative Income Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund is new, it does not have a full calendar year of performance information. When the Fund has been in operation for a full calendar year, performance information will be shown. You can obtain updated performance information by accessing the information through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Performance One Year or Less [Text]	Because the Fund is new, it does not have a full calendar year of performance information.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Treasury Money Market Digital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the ICE US 1-Month Treasury Bill Index, a broad-based securities market index intended to represent the 1-month U.S. Treasury market. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors).

Fund performance shown below for periods prior to November 1, 2025 reflects the performance of the Fund under its prior strategy as a government money market fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 3.09%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	1.29%	1Q/2024
Lowest Return	1.19%	4Q/2024

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024.
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Market Index Changed	This table also shows how the Fund's performance compares to that of the ICE US 1-Month Treasury Bill Index, a broad-based securities market index intended to represent the 1-month U.S. Treasury market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Availability Website Address [Text]	wisdomtreeprime.com/digital-funds (for retail investors) or wisdomtreeconnect.com/digital-funds (for institutional investors)
WisdomTree Treasury Money Market Digital Fund | WisdomTree Treasury Money Market Digital Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.09%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	1.19%
Lowest Quarterly Return, Date	Dec. 31, 2024